Inv Adv | Spartan Intermediate Treasury Bond Index Fund

Supplement to the
Spartan® Treasury Bond Index Funds
Investor Class and Fidelity Advantage® Class
April 29, 2011
Prospectus

The following information replaces the similar information for Spartan® Intermediate Treasury Bond Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 3.
Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)
	Investor Class	Fidelity Advantage Class
Management feeA	0.05%	0.05%
Distribution and/or Service (12b-1) fees	None	None
Other expensesA	0.15%	0.05%
Total annual operating expenses	0.20%	0.10%
A Based on historical expenses, adjusted to reflect current fees.
The following information replaces the similar information for Spartan Long-Term Treasury Bond Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 8.
Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)
	Investor Class	Fidelity Advantage Class
Management feeA	0.05%	0.05%
Distribution and/or Service (12b-1) fees	None	None
Other expensesA	0.15%	0.05%
Total annual operating expenses	0.20%	0.10%
A Based on historical expenses, adjusted to reflect current fees.
The following information replaces the similar information for Spartan Short-Term Treasury Bond Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 13.
Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)
	Investor Class	Fidelity Advantage Class
Management feeA	0.05%	0.05%
Distribution and/or Service (12b-1) fees	None	None
Other expensesA	0.15%	0.05%
Total annual operating expenses	0.20%	0.10%
A Based on historical expenses, adjusted to reflect current fees.